Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2010	$ 3,818,761,000	$ 129,634,000	$ 2,424,978,000	$ 1,582,489,000	$ (333,554,000)	$ 15,214,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, Common Stock, Cash	(17,217,000)	0	0	(17,217,000)	0	0
Stocks Acquired Issued For Benefit Plans	(14,000)	0	0	0	(14,000)	0
Stock Issued During Period Value Stock Options Exercised Net Of Amortization Forfeitures	42,010,000	1,565,000	40,466,000	0	(21,000)	0
Treasury Stock, Value, Acquired, Cost Method	(140,127,000)	0	0	0	(140,127,000)	0
Translation adjustment recorde as loss on sales of CRO	(2,210,000)					(2,210,000)
Stockholders' Equity, Other	348,000	0	0	348,000	0	0
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	(13,629,000)	(558,000)	(23,497,000)	(19,000)	(10,407,000)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	86,924,000	0	0	86,924,000	0	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(5,972,000)	0	0	0	0	(5,972,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest CLONE at Dec. 31, 2011	3,795,436,000	131,757,000	2,488,941,000	1,651,829,000	(484,123,000)	7,032,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, Common Stock, Cash	(45,214,000)	0	0	(45,214,000)	0	0
Stocks Acquired Issued For Benefit Plans	39,000	0	0	0	39,000	0
Stock Issued During Period Value Stock Options Exercised Net Of Amortization Forfeitures	51,156,000	1,295,000	50,093,000	0	(232,000)	0
Treasury Stock, Value, Acquired, Cost Method	(339,117,000)	0	0	0	(339,117,000)	0
Translation adjustment recorde as loss on sales of CRO	9,722,000	0	0	0	0	9,722,000
Stockholders' Equity, Other	(48,126,000)	0	(48,126,000)	0	0	0
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	(54,546,000)	0	(54,546,000)	0	0	0
Forward Contract Indexed to Issuer's Equity, Redeemable Stock, Redemption Requirements, Amount	50,000,000	0		0	0	0
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	(11,062,000)	(451,000)	(33,608,000)	(414,000)	(22,583,000)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	194,874,000	0	0	194,874,000	0	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(130,000)	0	0	0	0	(130,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest CLONE at Dec. 31, 2012	3,505,712,000	133,503,000	2,419,970,000	1,801,075,000	(846,016,000)	(2,820,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, Common Stock, Cash	(62,928,000)	0	0	(62,928,000)	0	0
Stocks Acquired Issued For Benefit Plans	57,000	0	0	0	57,000	0
Stock Issued During Period Value Stock Options Exercised Net Of Amortization Forfeitures	22,765,000	744,000	22,088,000	0	(67,000)	0
Treasury Stock, Value, Acquired, Cost Method	(220,971,000)	0	0	0	(220,971,000)	0
Forward Contract Indexed to Issuer's Equity, Redeemable Stock, Redemption Requirements, Amount	0	0	50,000,000	0	(50,000,000)	0
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	(14,032,000)	(376,000)	(29,849,000)	(916,000)	(15,277,000)	0
Stock Issued During Period, Value, Conversion of Convertible Securities		1,000
APIC impact of debt exchanged/converted	(143,610,000)		(143,611,000)	0	0	0
Temporary Equity, Carrying Amount, Period Increase (Decrease)	(331,101,000)	0	(331,101,000)	0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(43,432,000)	0	0	(43,432,000)	0	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	279,000	0	0	0	0	279,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest CLONE at Dec. 31, 2013	$ 2,740,803,000	$ 134,624,000	$ 2,047,195,000	$ 1,693,799,000	$ (1,132,274,000)	$ (2,541,000)